Commitments and contingencies	9 Months Ended
Sep. 30, 2022
Commitments and contingencies
Commitments and contingencies

Note 9. Commitments and contingencies

Litigation

As of September 30, 2022 and 2021, there was no litigation against the Company. The Company may be involved in legal proceedings, claims and assessments arising from the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance.